Note 18 - Property, Plant and Equipment - Non-cash Items Excluded From Acquisition of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Additions	$ 20,423	$ 27,581	$ 29,606	$ 48,220	$ 31,269	$ 24,778
Net property, plant and equipment included in prepayments		(3,718)	338	(1,375)	(4,272)	816	$ (2,099)
Net property, plant and equipment included in trade and other payables		3,073	1,606	$ 2,879	$ 2,039	$ (101)	$ (878)
Non-cash items excluded from property, plant and equipment [member]
Statement Line Items [Line Items]
Additions		27,581	29,606
Net property, plant and equipment included in prepayments		679	329
Net property, plant and equipment included in trade and other payables		(201)	583
Right of use asset recognition (note 19)		(265)	0
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 29)		(317)	(1,962)
Non-cash items excluded from property, plant and equipment		$ 27,477	$ 28,556